Supplementary Oil and Gas Information - (Unaudited)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Supplementary Oil and Gas Information - (Unaudited)

SUPPLEMENTARY OIL AND GAS INFORMATION - (UNAUDITED)

The disclosures contained in this section provide oil and gas information in accordance with the U.S. standard, “Extractive Activities – Oil and Gas”. Obsidian Energy’s financial reporting is prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

For the years ended December 31, 2023 and 2022, Obsidian Energy has filed our reserves information under National Instrument 51-101 – “Standards of Disclosure of Oil and Gas Activities” (“NI 51-101”), which prescribes the standards for the preparation and disclosure of reserves and related information for companies listed in Canada.

There are significant differences to the type of volumes disclosed and the basis from which the volumes are economically determined under the United States Securities and Exchange Commission (“SEC”) requirements and NI 51-101. The SEC requires disclosure of net reserves, after royalties, using 12-month average prices and current costs; whereas NI 51-101 requires gross reserves, before royalties, using forecast pricing and costs. Therefore, the difference between the reported numbers under the two disclosure standards can be material.

For the purposes of determining proved oil and natural gas reserves for SEC requirements as at December 31, 2023 and 2022, Obsidian Energy used the 12-month average price, defined by the SEC as the unweighted arithmetic average of the first day-of-the-month price for each month within the 12-month period prior to the end of the reporting period.

NET PROVED OIL AND NATURAL GAS RESERVES

Obsidian Energy engaged independent qualified reserve evaluator, GLJ Ltd. (“GLJ”), to evaluate Obsidian Energy’s proved developed and proved undeveloped oil and natural gas reserves as at December 31, 2023 and as at December 31, 2022. As at December 31, 2023 and 2022, all of Obsidian Energy’s oil and natural gas reserves are located in Canada. The changes in the Company’s net proved reserve quantities are outlined below.

Net reserves include Obsidian Energy’s remaining working interest and royalty reserves, less all Crown, freehold, and overriding royalties and other interests that are not owned by Obsidian Energy.

Proved reserves are those estimated quantities of oil, natural gas and natural gas liquids that can be estimated with a high degree of certainty to be economically recoverable under existing economic and operating conditions.

Proved developed reserves are those proved reserves that are expected to be recovered from existing wells and installed facilities or, if facilities have not been installed, that would involve a low expenditure to put the reserves on production. Proved developed reserves may be subdivided into producing and non-producing.

Proved undeveloped reserves are those reserves that are expected to be recovered from known accumulations where a significant expenditure is required to render them capable of production.

Obsidian Energy cautions users of this information as the process of estimating oil and natural gas reserves is subject to a level of uncertainty. The reserves are based on economic and operating conditions; therefore, changes can be made to future assessments as a result of a number of factors, which can include new technology, changing economic conditions and development activity.

YEAR ENDED DECEMBER 31, 2023 CONSTANT PRICES AND COSTS

	Light and Medium Oil (mmbbl)	Heavy Oil and Bitumen (mmbbl)	Natural Gas (bcf)	Coal bed methane (bcf)	Natural Gas Liquids (mmbbl)	Barrels of Oil Equivalent (mmboe)
Net Proved Developed and
Proved Undeveloped Reserves (1)
December 31, 2022	50	9	272	1	10	115
Extensions & Discoveries	2	4	8	-	-	7
Improved Recovery & Infill Drilling	1	-	13	-	-	4
Technical Revisions	3	1	8	-	2	7
Acquisitions	-	-	1	-	-	-
Dispositions	-	-	-	-	-	-
Production	(5)	(2)	(24)	-	(1)	(12)
Change for the year	1	3	5	-	1	6
December 31, 2023	51	12	276	-	11	121
Developed	30	9	166	-	6	73
Undeveloped	21	4	110	-	5	48
Total (2)	51	12	276	-	11	121

(1)
Columns may not add due to rounding.
(2)
Obsidian Energy does not file any estimates of total net proved oil or natural gas reserves with any U.S. federal authority or agency other than the SEC.

YEAR ENDED DECEMBER 31, 2022 CONSTANT PRICES AND COSTS

	Light and Medium Oil (mmbbl)	Heavy Oil and Bitumen (mmbbl)	Natural Gas (bcf)	Coal bed methane (bcf)	Natural Gas Liquids (mmbbl)	Barrels of Oil Equivalent (mmboe)
Net Proved Developed and
Proved Undeveloped Reserves (1)
December 31, 2021	52	10	220	-	9	108
Extensions & Discoveries	5	1	39	-	1	13
Improved Recovery & Infill Drilling	2	-	5	1	-	3
Technical Revisions	(4)	-	31	-	1	2
Acquisitions	-	-	-	-	-	-
Dispositions	-	-	-	-	-	-
Production	(4)	(2)	(23)	-	(1)	(11)
Change for the year	(2)	(1)	52	1	1	7
December 31, 2022	50	9	272	1	10	115
Developed	28	7	173	1	6	71
Undeveloped	22	2	99	-	4	44
Total (2)	50	9	272	1	10	115

(1)
Columns may not add due to rounding.
(2)
Obsidian Energy does not file any estimates of total net proved oil or natural gas reserves with any U.S. federal authority or agency other than the SEC.

In 2023, the Company continued to build on our 2022 activity with a development program across our Peace River, Willesden Green/Pembina (Cardium) and Viking areas. Additionally, the Company continued with appraisal work in our Peace River area, specifically in our Clearwater play. In 2023, a total of 77 (65.1 net) wells were drilled with 70 (60.3 net) wells brought on production.

In 2023, average WTI oil prices were lower than in 2022. In the first half of 2023, oil prices decreased to US$70 per bbl due to concerns over the growth of the global economy and the corresponding impact on oil demand. In the second half of 2023, oil prices increased, however, remained volatile as the announcement of extended OPEC+ cuts were partially offset by the continued concern over the potential for a global recession.

In the prior year, during the first half of 2022, WTI oil prices reached highs over US$100.00 as concerns regarding supply and the ongoing sanctions on Russia due to the impact of the Russia/Ukraine conflict impacted prices. In the second half of 2022, oil prices were volatile as a result of COVID-19 impacts in China and potential recession fears in North America as interest rates continued to increase, leading to potential concerns over demand.

CAPITALIZED COSTS

As at December 31, ($CAD millions)	2023	2022
Proved oil and gas properties	$11,044.6	$10,754.3
Unproved oil and gas properties	-	-
Total capitalized costs	11,044.6	10,754.3
Accumulated depletion and depreciation	(9,110.3)	(8,902.8)
Net capitalized costs	$1,934.3	$1,851.5

COSTS INCURRED

For the years ended December 31, ($CAD millions)	2023	2022
Property acquisition (disposition) costs (1)
Proved oil and gas properties – acquisitions	$0.6	$4.6
Proved oil and gas properties – dispositions	-	-
Unproved oil and gas properties	4.7	-
Exploration costs (2)	-	-
Development costs (3)	286.0	313.9
Change in decommissioning liability estimate	(1.0)	83.6
Capital expenditures	$290.3	$402.1

(1)
Acquisitions are net of disposition of properties.
(2)
Cost of geological and geophysical capital expenditures and costs on exploratory plays.
(3)
Includes equipping and facilities capital expenditures.

STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS AND CHANGES THEREIN

The standardized measure of discounted future net cash flows is based on estimates made by GLJ for 2023 and 2022 of net proved reserves. Future cash inflows are computed based on constant prices and cost assumptions from annual future production of proved oil and natural gas reserves. Future development and production costs are based on constant price assumptions and assume the continuation of existing economic conditions. Constant prices are calculated as the unweighted arithmetic average of the first day of the month price for each month for the prior 12-month calendar period. Income taxes are calculated by applying statutory income tax rates in effect at the end of the fiscal period. The standardized measure of discounted future net cash flows is computed using a 10 percent discount factor.

Obsidian Energy cautions users of this information that the discounted future net cash flows relating to proved oil and natural gas reserves are neither an indication of the fair market value of our oil and natural gas properties, nor of the future net cash flows expected to be generated from such properties. The discounted future cash flows do not include the fair market value of exploratory properties and probable or possible oil and natural gas reserves, nor is consideration given to the effect of anticipated future changes in oil and natural gas prices, development, asset retirement and production costs and possible changes to tax and royalty regulations. The prescribed discount rate of 10 percent is arbitrary and may not reflect applicable future interest rates.

STANDARD MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS

For the years ended December 31, ($CAD millions)	2023	2022
Future cash inflows	$8,324	$10,679
Future production costs	(3,549)	(4,150)
Future development/ abandonment costs	(1,461)	(1,379)
Undiscounted pre-tax cash flows	3,314	5,149
Income taxes	(272)	(577)
Future net cash flows	3,042	4,573
Less 10% annual discount factor	(1,187)	(1,819)
Standardized measure of discounted future net cash flows	$1,855	$2,754

STANDARD MEASURE OF DISCOUNTED FUTURE NET CASH FLOW

For the years ended December 31, ($CAD millions)	2023	2022
Standardized measure of discounted future net cash flows at beginning of year	$2,754	$1,430
Oil and gas sales during period net of production costs and royalties (1)	(417)	(564)
Changes due to prices and royalties (2)	(1,009)	1,296
Actual development costs during the period (3)	291	314
Changes in future development costs (4)	(74)	(81)
Changes resulting from extensions, infills and improved recovery (5)	127	601
Changes resulting from discoveries (5)	-	-
Changes resulting from acquisitions of reserves (5)	-	-
Changes resulting from dispositions of reserves (5)	-	-
Accretion of discount (6)	249	122
Net change in income tax (7)	123	(200)
Changes resulting from other changes and technical reserves revisions plus effects on timing (5)	101	(185)
All other changes (8)	(290)	20
Standardized measure of discounted future net cash flows at end of year	$1,855	$2,754

(1)
Company actual before income taxes, excluding general and administrative expenses.
(2)
The impact of changes in prices and other economic factors on future net revenue.
(3)
Actual capital expenditures relating to the exploration, development and production of oil and gas reserves.
(4)
The change in forecast development costs.
(5)
End of period net present value of the related reserves.
(6)
Estimated as 10 percent of the beginning of period net present value and the period forecast before tax cashflow net present value.
(7)
The difference between forecast income taxes at beginning of period and the actual taxes for the period plus forecast income taxes at the end of period.
(8)
Includes changes due to revised production profiles, development timing, operating costs, royalty rates and actual prices received versus forecast, etc.